Income tax (Tables)	12 Months Ended
Jun. 30, 2026 $ / shares
Income Tax
Schedule of income tax expenses
	2026 USD	2025 USD	2024 USD
Current tax expense	(432,192)	–	–
Current tax in respect of a prior year	(226,202)	–	–
Deferred tax benefit	544,523	–	–
	(113,871)	–	–

Schedule of reconciliation of income tax expenses to prima facie tax on accounting loss
	2026 USD	2025 USD	2024 USD
Loss before income tax	(24,542,490)	(1,972,954)	(1,715,375)
Prima facie tax benefit at the Australian corporate tax rate of 30% (2025 and 2024: 25%)	7,362,747	493,238	428,843
Tax effect of:
Share-based payments not deductible	(4,294,100)	–	–
Non-deductible expenses and other adjustments	(29,859)	–	–
Share of profit of equity-accounted investments, recognised net of tax	11,006	–	–
Effect of different tax rates in foreign jurisdictions	(341,576)	–	–
Current tax in respect of a prior year — VIS Networks Private Limited, Indian assessment year 2024-25	(226,202)	–	–
Current year tax losses not recognised	(2,683,655)	(371,095)	(428,843)
Temporary differences not recognised	(91,081)	(122,143)	–
Tax losses not previously recognised, utilised in the year	24,238	–	–
Difference between deferred tax recognised by the VIS entities and the tax effect of their results for the period	154,611	–	–
Income tax expense	(113,871)	–	–

Schedule of deferred tax assets and liabilities	$ 2,026
Schedule of movement in deferred tax balances

USD	At 1 July 2025	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Exchange differences and other movements	At 30 June 2026
Tax losses	–	186,788	450,265	(2,969)	(11,236)	622,848
Employee benefit obligations	–	124,298	(104,585)	–	(4,517)	15,196
Property, plant and equipment	–	–	–	–	–	–
Right-of-use assets and lease liabilities	–	–	–	–	–	–
Expected credit losses	–	418,948	146,159	–	15,262	580,369
Contract liabilities	–	–	–	–	–	–
Other	–	34,190	52,684	–	(938)	85,936
Net deferred tax asset	–	764,224	544,523	(2,969)	(1,429)	1,304,349

Schedule of unrecognized deferred tax assets
	2026 USD	2025 USD
Unused tax losses	5,614,050	1,570,104
Deductible temporary differences	2,286,397	488,572
	7,900,447	2,058,676